Intangible Assets - Schedule of Amortization Charged (Details) - Other Intangible Assets [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Amortization Charged [Line Items]
Cost of revenue - Amortization of intangible assets (note 6)	$ 6,872,476	$ 5,541,431
General and administrative expenses (note 8)	14,709	134,285
Total	$ 6,887,185	$ 5,675,716